UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2024

Date of reporting period:	January 1, 2024 – June 30, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam VT George Putnam Balanced Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IA1	$35	0.66%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$253,117,604
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-STSIA-0824

Putnam VT George Putnam Balanced Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Putnam VT George Putnam Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class IB1	$48	0.91%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$253,117,604
Total Number of Portfolio Holdings*	598
Portfolio Turnover Rate	59%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT George Putnam Balanced Fund	PAGE 1	38974-STSIB-0824

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
VT George Putnam
Balanced Fund

Financial Statements and Other Important Information

Semiannual | June 30, 2024

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 6/30/24 (Unaudited)

COMMON STOCKS (62.3%)*	Shares	Value
Basic materials (2.1%)
Agnico-Eagle Mines, Ltd. (Canada)	5,539	$362,289
Avery Dennison Corp.	1,707	373,236
Corteva, Inc.	22,737	1,226,434
CRH PLC	7,760	581,845
DuPont de Nemours, Inc.	6,807	547,895
Eastman Chemical Co.	4,088	400,501
Glencore PLC (United Kingdom)	66,087	376,814
Linde PLC	895	392,735
PPG Industries, Inc.	3,016	379,684
Sherwin-Williams Co. (The)	2,295	684,897
		5,326,330
Capital goods (2.8%)
Ball Corp.	2,060	123,641
Berry Global Group, Inc.	3,970	233,635
Boeing Co. (The) †	870	158,349
Fortive Corp.	13,401	993,014
Honeywell International, Inc.	4,783	1,021,362
Howmet Aerospace, Inc.	6,974	541,392
Ingersoll Rand, Inc.	6,009	545,858
L3Harris Technologies, Inc.	986	221,436
Northrop Grumman Corp.	1,846	804,764
Otis Worldwide Corp.	11,767	1,132,691
RTX Corp.	5,599	562,084
Vertiv Holdings Co. Class A	8,042	696,196
		7,034,422
Communication services (1.1%)
American Tower Corp. R	1,791	348,135
Charter Communications, Inc. Class A †	4,063	1,214,674
T-Mobile US, Inc.	6,868	1,210,004
		2,772,813
Computers (5.1%)
Apple, Inc.	46,837	9,864,809
Nutanix, Inc. Class A †	8,558	486,522
Seagate Technology Holdings PLC S	24,717	2,552,525
		12,903,856
Consumer cyclicals (9.3%)
4Front Ventures Corp. †	484,225	41,643
Amazon.com, Inc. †	36,283	7,011,690
BJ’s Wholesale Club Holdings, Inc. †	3,052	268,088
Booking Holdings, Inc.	306	1,212,219
Clorox Co. (The)	1,217	166,084
General Motors Co.	5,894	273,835
Hertz Global Holdings, Inc. † S	3,674	12,969
Hilton Worldwide Holdings, Inc.	3,359	732,934
Home Depot, Inc. (The)	6,429	2,213,119
Levi Strauss & Co. Class A	9,600	185,088
Lululemon Athletica, Inc. (Canada) †	1,053	314,531
Mastercard, Inc. Class A	5,358	2,363,735
Netflix, Inc. †	1,343	906,364
Nike, Inc. Class B	1,735	130,767
O’Reilly Automotive, Inc. †	205	216,492
On Holding AG Class A (Switzerland) † S	4,061	157,567
PulteGroup, Inc.	11,062	1,217,926
Target Corp.	4,227	625,765
Tesla, Inc. †	7,514	1,486,870
TJX Cos., Inc. (The)	4,964	546,536
United Rentals, Inc.	977	631,855
Vail Resorts, Inc.	790	142,303
Viking Holdings, Ltd. (Bermuda) †	15,559	528,072

Putnam VT George Putnam Balanced Fund 1

COMMON STOCKS (62.3%)* cont.	Shares	Value
Consumer cyclicals cont.
Walmart, Inc.	24,443	$1,655,036
Walt Disney Co. (The)	5,703	566,251
		23,607,739
Consumer staples (3.3%)
Chipotle Mexican Grill, Inc. † S	15,950	999,268
Coca-Cola Co. (The)	24,631	1,567,763
Costco Wholesale Corp.	1,060	900,989
General Mills, Inc.	5,281	334,076
Monster Beverage Corp. †	5,644	281,918
PepsiCo, Inc.	10,859	1,790,975
Procter & Gamble Co. (The)	13,319	2,196,569
Uber Technologies, Inc. †	5,170	375,756
		8,447,314
Electronics (7.6%)
Advanced Micro Devices, Inc. †	24,960	4,048,762
Broadcom, Inc.	1,956	3,140,417
NVIDIA Corp.	71,319	8,810,749
Qualcomm, Inc.	12,661	2,521,818
Vontier Corp.	15,787	603,063
		19,124,809
Energy (2.7%)
BP PLC (United Kingdom)	67,556	407,058
Cenovus Energy, Inc. (Canada)	45,495	894,237
ConocoPhillips	7,146	817,359
Diamond Offshore Drilling, Inc. †	58,003	898,466
Exxon Mobil Corp.	27,138	3,124,127
Shell PLC (United Kingdom)	20,527	737,688
		6,878,935
Financials (6.8%)
AIA Group, Ltd. (Hong Kong)	125,200	848,975
Apollo Global Management, Inc.	11,734	1,385,433
Assured Guaranty, Ltd.	10,376	800,508
AXA SA (France)	31,556	1,039,055
Bank of America Corp.	57,890	2,302,285
Berkshire Hathaway, Inc. Class B †	2,551	1,037,747
BlackRock, Inc.	232	182,658
Capital One Financial Corp.	12,440	1,722,318
Charles Schwab Corp. (The)	18,296	1,348,232
Citigroup, Inc.	37,217	2,361,791
CME Group, Inc.	1,309	257,349
Gaming and Leisure Properties, Inc. R	19,352	874,904
KKR & Co., Inc.	6,565	690,901
Prudential PLC (United Kingdom)	43,435	394,038
Quilter PLC (United Kingdom)	151,012	228,955
Visa, Inc. Class A S	4,909	1,288,465
Vornado Realty Trust R	12,273	322,657
		17,086,271
Health care (7.5%)
Abbott Laboratories	4,293	446,086
AbbVie, Inc.	11,884	2,038,344
Ascendis Pharma A/S ADR (Denmark) †	6,033	822,781
Becton, Dickinson and Co.	515	120,361
Bio-Rad Laboratories, Inc. Class A † S	2,344	640,170
Boston Scientific Corp. †	11,839	911,721
Cigna Group (The)	2,000	661,140
Danaher Corp.	3,021	754,797
Dexcom, Inc. †	3,579	405,787
Elevance Health, Inc.	395	214,035
Eli Lilly and Co.	2,297	2,079,658
Exact Sciences Corp. †	2,127	89,866
Innoviva, Inc. †	52,099	854,424

2 Putnam VT George Putnam Balanced Fund

COMMON STOCKS (62.3%)* cont.	Shares	Value
Health care cont.
Intuitive Surgical, Inc. †	2,066	$919,060
Johnson & Johnson	5,581	815,719
McKesson Corp.	2,127	1,242,253
Medtronic PLC	3,802	299,255
Merck & Co., Inc.	9,489	1,174,738
Regeneron Pharmaceuticals, Inc. †	447	469,810
Stryker Corp.	592	201,428
Thermo Fisher Scientific, Inc.	1,915	1,058,995
UnitedHealth Group, Inc.	5,086	2,590,096
Zoetis, Inc.	1,179	204,391
		19,014,915
Software (6.2%)
Microsoft Corp.	26,926	12,034,573
Oracle Corp.	25,634	3,619,521
		15,654,094
Technology services (4.7%)
Alphabet, Inc. Class A	35,927	6,544,103
Fair Isaac Corp. †	418	622,260
Meta Platforms, Inc. Class A	8,856	4,465,372
Salesforce, Inc.	1,318	338,858
		11,970,593
Transportation (1.5%)
Canadian Pacific Kansas City, Ltd. (Canada)	6,494	511,273
FedEx Corp.	5,824	1,746,268
Old Dominion Freight Line, Inc.	2,093	369,624
Southwest Airlines Co.	13,155	376,365
Union Pacific Corp.	3,438	777,882
		3,781,412
Utilities and power (1.6%)
CenterPoint Energy, Inc.	12,740	394,685
Exelon Corp.	17,332	599,861
NextEra Energy, Inc.	11,858	839,665
NRG Energy, Inc.	16,710	1,301,041
PG&E Corp.	27,247	475,733
PPL Corp.	15,952	441,073
Vistra Corp.	1,063	91,397
		4,143,455
Total common stocks (cost $90,248,013)		$157,746,958

CORPORATE BONDS AND NOTES (13.7%)*	Principal amount	Value
Basic materials (0.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$65,000	$67,925
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	28,000	28,798
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	142,000	144,118
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	95,000	87,247
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	174,000	151,776
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	13,000	12,690
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	125,000	123,062
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	200,000	184,182
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6.00%, 11/15/41 (Canada)	5,000	4,912
Glencore Funding, LLC 144A company guaranty sr. unsec. bonds 5.634%, 4/4/34	135,000	132,927
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	258,000	218,155
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	210,000	198,970
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	80,000	77,135
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	27,000	17,724
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	48,000	40,019
Nutrien, Ltd. sr. unsec. notes 4.00%, 12/15/26 (Canada)	152,000	147,070
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	87,000	82,854
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51	233,000	146,698
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41	117,000	79,451

Putnam VT George Putnam Balanced Fund 3

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Basic materials cont.
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	$140,000	$159,704
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	11,318
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	24,000	26,829
		2,143,564
Capital goods (0.8%)
BAE Systems PLC 144A sr. unsec. bonds 5.50%, 3/26/54 (United Kingdom)	200,000	197,500
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	10,000	9,979
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	4,000	3,928
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	125,000	113,838
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	152,000	142,805
Boeing Co. (The) sr. unsec. bonds 5.805%, 5/1/50	40,000	36,048
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26	180,000	169,178
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46	40,000	25,506
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33	140,000	139,433
Boeing Co. (The) 144A sr. unsec. bonds 6.858%, 5/1/54	70,000	71,832
Boeing Co. (The) 144A sr. unsec. bonds 6.528%, 5/1/34	40,000	40,956
Boeing Co. (The) 144A sr. unsec. notes 6.298%, 5/1/29	23,000	23,323
Boeing Co. (The) 144A sr. unsec. notes 6.259%, 5/1/27	12,000	12,081
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	72,000	74,096
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	117,000	106,248
MasTec, Inc. sr. unsec. notes 5.90%, 6/15/29	150,000	150,632
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	99,000	96,634
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	18,593
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	210,000	209,183
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	50,000	49,481
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	70,000	68,423
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28	166,000	160,286
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29	110,000	109,656
		2,029,639
Communication services (1.1%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31 R	130,000	109,945
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27 R	230,000	217,932
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	130,000	114,603
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	66,000	61,921
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	175,000	161,884
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	172,000	136,765
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32	147,000	119,246
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	12,000	10,378
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	55,000	47,008
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	5,000	3,040
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	201,000	141,816
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	127,000	99,109
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	68,000	63,663
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28 R	134,000	126,955
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27 R	66,000	62,720
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47 R	30,000	25,502
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	194,000	174,797
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)	10,000	11,736
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	140,000	138,274
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	81,000	72,374
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	198,000	209,900
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	6,000	5,609
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	229,000	220,106
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33	80,000	78,084
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	85,000	93,911
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	123,000	86,786
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	200,000	194,469
Verizon Communications, Inc. sr. unsec. unsub. notes 2.355%, 3/15/32	140,000	114,447
		2,902,980

4 Putnam VT George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Consumer cyclicals (1.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	$120,000	$114,300
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	131,000	117,149
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	56,000	53,174
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	174,000	102,382
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	13,000	12,797
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	77,000	73,872
Brunswick Corp/DE sr. unsec. notes 5.85%, 3/18/29	70,000	70,039
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	3,000	2,640
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	122,000	115,058
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	65,000	63,463
Home Depot, Inc./The sr. unsec. unsub. notes 4.95%, 6/25/34	65,000	64,322
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	65,000	64,622
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	14,000	14,615
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	32,000	31,789
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	67,000	66,895
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	197,000	192,666
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	74,000	74,722
Omnicom Group, Inc./Omnicom Capital, Inc. sr. unsec. unsub. notes 3.60%, 4/15/26	42,000	40,625
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	115,000	116,058
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	60,000	53,429
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	70,000	63,121
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	26,000	23,996
Sands China, Ltd. sr. unsec. sub. notes 4.05%, 1/8/26 (Hong Kong)	200,000	193,543
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	175,000	154,940
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	56,000	45,251
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	182,229
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33	41,000	43,184
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	75,000	69,375
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	44,000	42,494
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	25,000	20,335
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	298,000	282,927
		2,566,012
Consumer staples (0.5%)
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	200,000	192,550
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	50,000	50,029
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	150,000	169,806
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	87,000	86,967
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	130,000	129,038
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34 (Luxembourg)	130,000	137,814
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	135,000	120,438
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	210,000	207,689
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	32,000	32,175
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	38,000	35,843
McDonald’s Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	80,000	85,661
		1,248,010
Energy (0.5%)
Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 7.20%, 1/15/32 (Canada)	135,000	148,277
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	200,000	190,528
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	70,000	59,747
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	75,000	78,838
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	70,000	71,666
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31	235,000	259,259
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	10,000	10,296
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	130,000	134,359
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	27,000	27,831
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	35,000	35,398
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	28,000	27,965

Putnam VT George Putnam Balanced Fund 5

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Energy cont.
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	$130,000	$127,331
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	135,000	128,824
		1,300,319
Financials (4.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	270,000	231,988
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30	195,000	172,703
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	27,000	26,181
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	32,000	28,954
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	90,000	99,323
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	40,000	40,671
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	205,000	197,934
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	40,000	39,938
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	164,000	162,274
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	200,000	164,206
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	135,000	133,427
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	600,000	550,212
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	32,000	31,907
Bank of America Corp. sr. unsec. FRB 5.468%, 1/23/35	40,000	39,960
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28	70,000	65,334
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	440,000	385,602
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	150,000	155,852
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	45,000	42,280
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	30,000	19,289
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	83,000	72,580
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	200,000	199,815
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31	37,000	40,732
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	142,000	136,381
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	63,000	61,697
Citigroup, Inc. jr. unsec. sub. bonds Ser. CC, 7.125%, 5/29/74	120,000	119,732
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	137,000	129,658
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	10,000	9,532
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	265,000	264,853
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34	37,000	37,629
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	270,000	231,616
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	264,000	257,330
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	80,000	77,452
CNO Financial Group, Inc. sr. unsec. bonds 6.45%, 6/15/34	200,000	199,809
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	28,000	27,822
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	215,000	214,413
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	95,000	89,038
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	138,490
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)	225,000	189,703
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27 R	32,000	30,610
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	95,000	94,686
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	145,000	142,367
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	72,000	44,341
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	100,000	102,509
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	157,000	160,391
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	200,005
General Motors Financial Co., Inc. sr. unsec. notes 5.80%, 1/7/29	90,000	90,801
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32 R	65,000	54,622
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33 R	95,000	99,814
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	26,000	24,177
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	97,000	93,375
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.70%, 11/1/24	185,000	185,064
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	63,000	48,700
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	63,000	60,909
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	220,000	186,131

6 Putnam VT George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Financials cont.
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	$80,000	$81,026
Jefferies Financial Group, Inc. sr. unsec. notes 6.05%, 3/12/25	125,000	124,917
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	146,000	143,965
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47	87,000	79,914
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	26,000	24,592
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28	324,000	312,127
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	185,000	187,561
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	25,000	23,432
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	67,000	70,359
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	185,000	180,735
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	175,000	118,199
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	400,000	428,441
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	105,000	104,585
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	105,000	103,845
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	450,000	440,137
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	24,000	24,033
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	200,000	200,483
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	40,000	31,583
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	365,000	337,941
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34 R	65,000	63,573
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R	62,000	53,334
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R	26,000	24,008
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	35,000	34,506
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	200,000	207,500
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	40,000	44,620
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)	76,000	73,757
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	130,000	129,433
UBS Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	250,000	241,595
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	225,000	177,139
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34 R	105,000	104,016
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28 R	95,000	92,791
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28	120,000	115,453
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27 R	35,000	33,243
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	80,000	76,554
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	85,000	75,029
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	79,000	55,355
		11,324,600
Health care (1.0%)
AbbVie, Inc. sr. unsec. bonds 5.05%, 3/15/34	41,000	40,880
AbbVie, Inc. sr. unsec. notes 4.95%, 3/15/31	145,000	144,623
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	83,000	70,913
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	90,000	88,131
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	48,000	46,531
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	98,000	98,420
Becton, Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	110,000	97,265
Bristol-Myers Squibb Co. sr. unsec. notes 4.90%, 2/22/29	32,000	31,937
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	90,887	94,554
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	9,770	8,873
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	80,000	71,008
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53	55,000	51,538
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27	100,000	101,315
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	67,000	66,701
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	80,000	79,043
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	60,000	59,638
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	58,000	57,855
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	35,000	30,830
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	10,000	9,966
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	130,000	132,238
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	90,000	86,807
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	126,000	122,764
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	74,000	72,704

Putnam VT George Putnam Balanced Fund 7

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Health care cont.
Royalty Pharma PLC company guaranty sr. unsec. bonds 5.40%, 9/2/34	$105,000	$102,181
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	85,000	84,282
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	30,000	29,026
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	20,000	17,406
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	165,000	146,945
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27	210,000	209,093
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	75,000	68,471
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	50,000	52,677
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27	90,000	84,410
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	32,848
		2,491,873
Technology (1.3%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	115,000	114,535
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52	138,000	112,105
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	150,000	133,676
Atlassian Corp. sr. unsec. bonds 5.50%, 5/15/34	32,000	31,707
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	48,000	48,002
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	152,000	143,556
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	345,000	324,477
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36	72,000	56,978
Cisco Systems, Inc. sr. unsec. bonds 5.30%, 2/26/54	98,000	95,983
Cisco Systems, Inc. sr. unsec. notes 5.05%, 2/26/34	137,000	136,898
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	77,000	69,057
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	18,000	16,484
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	100,000	103,285
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	100,000	102,096
Meta Platforms, Inc. sr. unsec. bonds 5.75%, 5/15/63	55,000	56,510
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	264,000	269,455
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	70,000	70,351
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	108,000	93,103
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	60,000	57,604
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	66,000	62,795
Motorola Solutions, Inc. sr. unsec. unsub. bonds 5.40%, 4/15/34	42,000	41,637
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	201,000	180,459
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	225,000	172,130
Oracle Corp. sr. unsec. unsub. bonds 6.50%, 4/15/38	50,000	53,572
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	180,000	168,723
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	68,000	42,012
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	185,000	119,379
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	170,000	148,172
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	200,000	162,375
		3,187,116
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	86,000	82,127
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	260,000	252,932
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	225,000	223,035
Westinghouse Air Brake Technologies Corp. company guaranty sr. unsec. unsub. bonds 5.611%, 3/11/34	190,000	191,045
		749,139
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31	135,000	111,147
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	100,000	105,815
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33	55,000	54,681
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	66,000	63,391
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	50,000	41,593
Appalachian Power Co. sr. unsec. unsub. notes Ser. L, 5.80%, 10/1/35	60,000	58,699
CenterPoint Energy Resources Corp. sr. unsec. bonds 5.40%, 7/1/34	75,000	74,264
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	15,000	15,367
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	40,000	32,990
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	149,000	158,148
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34	61,000	63,556
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	61,000	59,117

8 Putnam VT George Putnam Balanced Fund

CORPORATE BONDS AND NOTES (13.7%)* cont.	Principal amount	Value
Utilities and power cont.
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	$185,000	$187,360
Duke Energy Corp. sr. unsec. bonds 5.80%, 6/15/54	112,000	108,797
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	158,000	156,169
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	15,000	14,811
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	65,000	61,347
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	75,000	86,751
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	150,000	136,924
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	42,000	41,004
Enel Finance International NV 144A company guaranty sr. unsec. unsub. notes 7.50%, 10/14/32 (Netherlands)	200,000	221,212
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	30,000	29,813
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	257,000	249,401
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	20,687
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	60,000	60,177
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	140,000	134,393
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	95,000	94,324
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	210,000	209,202
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	95,000	94,700
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	120,000	117,001
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	116,000	107,670
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	16,000	14,650
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	55,000	62,071
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25	110,000	110,210
NiSource, Inc. sr. unsec. unsub. notes 5.20%, 7/1/29	145,000	144,435
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27	114,000	102,881
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	80,000	75,701
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	115,000	104,043
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	55,000	56,685
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	30,000	27,068
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	68,000	68,050
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	70,000	57,835
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	35,000	35,079
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	130,000	121,182
PacifiCorp sr. bonds 2.70%, 9/15/30	86,000	74,613
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	75,000	71,971
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	75,000	74,876
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	105,000	106,752
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	15,000	15,197
Sunoco Logistics Partners Operations LP company guaranty sr. unsec. unsub. notes 5.95%, 12/1/25	25,000	25,077
Vistra Operations Co., LLC 144A company guaranty sr. notes 6.00%, 4/15/34	125,000	125,299
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	58,000	54,803
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	120,000	114,688
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33	85,000	90,974
		4,704,651
Total corporate bonds and notes (cost $36,411,287)		$34,647,903

U.S. TREASURY OBLIGATIONS (12.0%)*	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$1,770,000	$1,505,745
3.00%, 2/15/49	2,080,000	1,575,519
3.00%, 2/15/47	2,010,000	1,539,874
2.75%, 8/15/42 #	3,000,000	2,305,784
2.00%, 8/15/51	1,030,000	618,724
1.875%, 2/15/51	1,350,000	788,379
U.S. Treasury Notes
3.375%, 5/15/33	680,000	630,195
2.75%, 8/15/32	3,660,000	3,256,971
2.625%, 4/15/25 [i]	125,000	123,208
2.25%, 11/15/27	2,340,000	2,176,929
1.875%, 2/28/27	2,800,000	2,612,094
1.625%, 5/15/31	1,110,000	931,620

Putnam VT George Putnam Balanced Fund 9

U.S. TREASURY OBLIGATIONS (12.0%)* cont.	Principal amount	Value
U.S. Treasury Notes
1.625%, 9/30/26	$2,420,000	$2,264,874
1.625%, 5/15/26	2,330,000	2,199,848
1.625%, 2/15/26	3,090,000	2,934,168
1.50%, 2/15/30	2,270,000	1,948,298
1.375%, 11/15/31	370,000	300,972
0.50%, 4/30/27	3,000,000	2,681,133
Total U.S. treasury obligations (cost $33,266,366)		$30,394,335

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.5%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 4/20/54	$997,891	$992,068
4.50%, 3/20/49	410,248	394,812
3.50%, with due dates from 11/20/47 to 5/20/52	1,648,816	1,471,591
3.00%, with due dates from 7/20/46 to 11/20/46	2,089,520	1,843,950
2.50%, 2/20/53	1,012,249	854,363
2.00%, 1/20/51	755,205	602,162
		6,158,946
U.S. Government Agency Mortgage Obligations (8.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.50%, with due dates from 9/1/53 to 11/1/53	883,794	875,121
2.50%, with due dates from 7/1/50 to 1/1/52	1,125,002	934,486
Federal National Mortgage Association Pass-Through Certificates
6.00%, 10/1/53	967,259	978,655
5.50%, with due dates from 7/1/33 to 9/1/53	150,062	149,932
5.00%, with due dates from 8/1/33 to 10/1/52	901,800	876,394
4.50%, 2/1/49	478,450	460,617
3.50%, with due dates from 11/1/49 to 12/1/49	644,052	576,688
3.00%, with due dates from 6/1/46 to 8/1/51	1,740,808	1,511,350
2.50%, with due dates from 7/1/50 to 4/1/52	3,163,204	2,608,983
2.50%, 2/1/36	163,718	149,098
2.00%, with due dates from 10/1/50 to 4/1/52	3,048,114	2,404,524
Uniform Mortgage-Backed Securities
5.00%, TBA, 7/1/54	1,000,000	966,445
4.50%, TBA, 8/1/54	2,000,000	1,885,781
4.50%, TBA, 7/1/54	2,000,000	1,885,234
4.00%, TBA, 8/1/54	1,000,000	915,313
4.00%, TBA, 7/1/54	1,000,000	914,844
2.50%, TBA, 7/1/54	1,000,000	816,719
2.00%, TBA, 8/1/54	1,000,000	782,891
2.00%, TBA, 7/1/54	1,000,000	781,953
		20,475,028
Total U.S. government and agency mortgage obligations (cost $28,327,651)		$26,633,974

PURCHASED OPTIONS OUTSTANDING (0.2%)* Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$140.00	$5,350,492	$37,893	$525,356
Total purchased options outstanding (cost $136,415)				$525,356

MORTGAGE-BACKED SECURITIES (0.2%)*	Principal amount	Value
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class C, 4.78%, 5/10/47 W	$124,000	$107,384
COMM Mortgage Trust FRB Ser. 14-UBS6, Class C, 4.581%, 12/10/47 W	20,000	17,925
CSAIL Commercial Mortgage Trust Ser. 19-C17, Class AS, 3.278%, 9/15/52	215,000	186,516
Morgan Stanley Capital I Trust 144A FRB Ser. 12-C4, Class D, 5.336%, 3/15/45 W	45,764	43,036
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	220,229	2
Wells Fargo Commercial Mortgage Trust Ser. 17-C40, Class A4, 3.581%, 10/15/50	133,000	125,462
WF-RBS Commercial Mortgage Trust 144A FRB Ser. 11-C3, Class D, 6.05%, 3/15/44 (In default) † W	20,645	8,172
Total mortgage-backed securities (cost $649,043)		$488,497

10 Putnam VT George Putnam Balanced Fund

MUNICIPAL BONDS AND NOTES (0.1%)*	Principal amount	Value
CA State G.O. Bonds, (Build America Bonds), 7.50%, 4/1/34	$30,000	$34,668
North TX, Tollway Auth. Rev. Bonds, (Build America Bonds), 6.718%, 1/1/49	55,000	62,683
OH State U. Rev. Bonds, (Build America Bonds), 4.91%, 6/1/40	40,000	38,406
Total municipal bonds and notes (cost $125,132)		$135,757

SHORT-TERM INVESTMENTS (6.2%)*	Shares	Value
Putnam Cash Collateral Pool, LLC 5.54% [d]	4,250,850	$4,250,850
Putnam Short Term Investment Fund Class P 5.48% L	11,363,828	11,363,828
Total short-term investments (cost $15,614,678)		$15,614,678

TOTAL INVESTMENTS
Total investments (cost $204,778,585)	$266,187,458

Key to holding’s abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2024 through June 30, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $253,117,604.
†	This security is non-income-producing.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $140,997 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).
[d]	Affiliated company. See Notes 1 and 5 to the financial statements regarding securities lending. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
S	Security on loan, in part or in entirety, at the close of the reporting period (Note 1).
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

Putnam VT George Putnam Balanced Fund 11

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $13,028,068) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	British Pound	Sell	9/18/24	$490,624	$495,459	$4,835
	Canadian Dollar	Buy	7/17/24	16,233	16,229	4
	Canadian Dollar	Sell	7/17/24	16,233	16,489	256
	Canadian Dollar	Sell	10/16/24	16,269	16,264	(5)
Barclays Bank PLC
	British Pound	Sell	9/18/24	866,275	874,899	8,624
	Canadian Dollar	Buy	7/17/24	403,853	403,783	70
	Canadian Dollar	Sell	7/17/24	403,853	410,247	6,394
	Canadian Dollar	Sell	10/16/24	404,735	404,632	(103)
	Euro	Sell	9/18/24	301,952	307,281	5,329
Citibank, N.A.
	Canadian Dollar	Buy	7/17/24	493,062	492,933	129
	Canadian Dollar	Sell	7/17/24	493,062	500,499	7,437
	Canadian Dollar	Sell	10/16/24	494,139	493,991	(148)
	Hong Kong Dollar	Buy	8/21/24	27,482	27,512	(30)
Goldman Sachs International
	British Pound	Sell	9/18/24	574,228	579,901	5,673
	Euro	Sell	9/18/24	210,904	214,623	3,719
	Hong Kong Dollar	Sell	8/21/24	51,116	51,130	14
HSBC Bank USA, National Association
	Danish Krone	Sell	9/18/24	347,027	352,722	5,695
	Hong Kong Dollar	Sell	8/21/24	679,978	680,168	190
JPMorgan Chase Bank N.A.
	British Pound	Sell	9/18/24	205,407	207,441	2,034
	Canadian Dollar	Buy	7/17/24	265,433	265,332	101
	Canadian Dollar	Sell	7/17/24	265,433	269,608	4,175
	Canadian Dollar	Sell	10/16/24	266,013	265,895	(118)
Morgan Stanley & Co. International PLC
	British Pound	Sell	9/18/24	290,276	293,055	2,779
	Canadian Dollar	Buy	7/17/24	37,877	37,979	(102)
	Canadian Dollar	Sell	7/17/24	37,877	37,892	15
	Danish Krone	Sell	9/18/24	446,427	453,714	7,287
NatWest Markets PLC
	British Pound	Sell	9/18/24	15,052	15,089	37
	Canadian Dollar	Buy	7/17/24	41,972	41,924	48
	Canadian Dollar	Sell	7/17/24	41,972	42,628	656
	Canadian Dollar	Sell	10/16/24	26,528	26,519	(9)
State Street Bank and Trust Co.
	British Pound	Buy	9/18/24	240,822	243,082	(2,260)
	Canadian Dollar	Buy	7/17/24	587,974	582,479	5,495
	Canadian Dollar	Sell	7/17/24	587,974	587,518	(456)
	Euro	Sell	9/18/24	65,142	65,130	(12)
	Hong Kong Dollar	Sell	8/21/24	297,657	297,726	69
Toronto-Dominion Bank
	Euro	Sell	9/18/24	268,091	272,806	4,715
UBS AG
	British Pound	Buy	9/18/24	7,842	7,843	(1)
	Canadian Dollar	Buy	7/17/24	565,745	565,266	479
	Canadian Dollar	Sell	7/17/24	565,745	571,110	5,365
	Canadian Dollar	Sell	10/16/24	57,160	57,142	(18)
	Euro	Sell	9/18/24	239,068	243,290	4,222

12 Putnam VT George Putnam Balanced Fund

FORWARD CURRENCY CONTRACTS at 6/30/24 (aggregate face value $13,028,068) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp.
	Canadian Dollar	Buy	7/17/24	$410,580	$410,478	$102
	Canadian Dollar	Sell	7/17/24	410,580	417,007	6,427
	Canadian Dollar	Sell	10/16/24	411,477	411,353	(124)
Unrealized appreciation						92,375
Unrealized (depreciation)						(3,386)
Total						$88,989
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation
S&P 500 Index E-Mini (Long)	9	$2,457,216	$2,484,675	Sep-24	$4,812
Unrealized appreciation					4,812
Unrealized (depreciation)					—
Total					$4,812

WRITTEN OPTIONS OUTSTANDING at 6/30/24 (premiums $81,091) (Unaudited)
Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Oracle Corp. (Call)	Jan-25/$150.00	$5,350,492	$37,893	$350,569
Total				$350,569

TBA SALE COMMITMENTS OUTSTANDING at 6/30/24 (proceeds receivable $4,409,571) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 4.50%, 7/1/54	$2,000,000	7/15/24	$1,885,234
Uniform Mortgage-Backed Securities, 4.00%, 7/1/54	1,000,000	7/15/24	914,844
Uniform Mortgage-Backed Securities, 2.50%, 7/1/54	1,000,000	7/15/24	816,719
Uniform Mortgage-Backed Securities, 2.00%, 7/1/54	1,000,000	7/15/24	781,953
Total			$4,398,750

Putnam VT George Putnam Balanced Fund 13

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$4,949,516	$376,814	$—
Capital goods	7,034,422	—	—
Communication services	2,772,813	—	—
Consumer cyclicals	23,607,739	—	—
Consumer staples	8,447,314	—	—
Energy	5,734,189	1,144,746	—
Financials	14,575,248	2,511,023	—
Health care	19,014,915	—	—
Technology	59,653,352	—	—
Transportation	3,781,412	—	—
Utilities and power	4,143,455	—	—
Total common stocks	153,714,375	4,032,583	—
Corporate bonds and notes	—	34,647,903	—
Mortgage-backed securities	—	488,497	—
Municipal bonds and notes	—	135,757	—
Purchased options outstanding	—	525,356	—
U.S. government and agency mortgage obligations	—	26,633,974	—
U.S. treasury obligations	—	30,394,335	—
Short-term investments	—	15,614,678	—
Totals by level	$153,714,375	$112,473,083	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$88,989	$—
Futures contracts	4,812	—	—
Written options outstanding	—	(350,569)	—
TBA sale commitments	—	(4,398,750)	—
Totals by level	$4,812	$(4,660,330)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

14 Putnam VT George Putnam Balanced Fund

Financial Statements

Statement of assets and liabilities

6/30/24 (Unaudited)

Assets
Investment in securities, at value, including $4,130,230 of securities on loan (Notes 1 and 8):
Unaffiliated issuers (identified cost $189,163,907)	$250,572,780
Affiliated issuers (identified cost $15,614,678) (Note 5)	15,614,678
Cash	10,951
Foreign currency (cost $3,864) (Note 1)	3,870
Dividends, interest and other receivables	888,483
Receivable for shares of the fund sold	180,763
Receivable for investments sold	11,221
Receivable for sales of TBA securities (Note 1)	3,635,520
Unrealized appreciation on forward currency contracts (Note 1)	92,375
Total assets	271,010,641

Liabilities
Payable for purchases of TBA securities (Note 1)	8,213,089
Payable for shares of the fund repurchased	84,473
Payable for compensation of Manager (Note 2)	209,226
Payable for custodian fees (Note 2)	13,799
Payable for investor servicing fees (Note 2)	42,452
Payable for Trustee compensation and expenses (Note 2)	61,099
Payable for administrative services (Note 2)	564
Payable for distribution fees (Note 2)	74,615
Payable for variation margin on futures contracts (Note 1)	10,415
Unrealized depreciation on forward currency contracts (Note 1)	3,386
Written options outstanding, at value (premiums $81,091) (Note 1)	350,569
TBA sale commitments, at value (proceeds receivable $4,409,571) (Note 1)	4,398,750
Collateral on securities loaned, at value (Note 1)	4,250,850
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 8)	123,208
Other accrued expenses	56,542
Total liabilities	17,893,037
Net assets	$253,117,604

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$185,942,596
Total distributable earnings (Note 1)	67,175,008
Total — Representing net assets applicable to capital shares outstanding	$253,117,604

Computation of net asset value Class IA
Net assets	$68,124,200
Number of shares outstanding	4,529,526
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$15.04

Computation of net asset value Class IB
Net assets	$184,993,404
Number of shares outstanding	12,367,450
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$14.96

The accompanying notes are an integral part of these financial statements.

Putnam VT George Putnam Balanced Fund  15

Statement of operations

Six months ended 6/30/24 (Unaudited)

Investment income
Interest (including interest income of $331,689 from investments in affiliated issuers) (Note 5)	$1,896,286
Dividends (net of foreign tax of $12,398)	1,001,099
Securities lending (net of expenses) (Notes 1 and 5)	4,521
Total investment income	2,901,906

Expenses
Compensation of Manager (Note 2)	603,897
Investor servicing fees (Note 2)	83,027
Custodian fees (Note 2)	20,157
Trustee compensation and expenses (Note 2)	6,280
Distribution fees (Note 2)	212,337
Administrative services (Note 2)	1,620
Other	61,752
Total expenses	989,070
Expense reduction (Note 2)	(201)
Net expenses	988,869
Net investment income	1,913,037

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	6,122,496
Foreign currency transactions (Note 1)	(112)
Forward currency contracts (Note 1)	(62,109)
Futures contracts (Note 1)	250,622
Written options (Note 1)	6,836
Total net realized gain	6,317,733
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	16,193,030
Assets and liabilities in foreign currencies	(87)
Forward currency contracts	224,256
Futures contracts	(34,237)
Written options	(275,641)
Total change in net unrealized appreciation	16,107,321
Net gain on investments	22,425,054
Net increase in net assets resulting from operations	$24,338,091

The accompanying notes are an integral part of these financial statements.

16  Putnam VT George Putnam Balanced Fund

Statement of changes in net assets

	Six months ended 6/30/24*	Year ended 12/31/23
Increase in net assets
Operations:
Net investment income	$1,913,037	$3,070,445
Net realized gain on investments and foreign currency transactions	6,317,733	1,254,914
Change in net unrealized appreciation of investments and assets and liabilities in foreign currencies	16,107,321	34,214,141
Net increase in net assets resulting from operations	24,338,091	38,539,500
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(927,343)	(919,393)
Class IB	(2,005,797)	(1,854,708)
Increase (decrease) from capital share transactions (Note 4)	6,340,053	(10,839,975)
Total increase in net assets	27,745,004	24,925,424
Net assets:
Beginning of period	225,372,600	200,447,176
End of period	$253,117,604	$225,372,600
* Unaudited.

The accompanying notes are an integral part of these financial statements.

Putnam VT George Putnam Balanced Fund  17

Financial highlights

(For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:					RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%) e
Class IA
6/30/24†	$13.75	.13	1.36	1.49	(.20)	—	(.20)	$15.04	10.90*	$68,124	.33*	.89*	59*
12/31/23	11.61	.20	2.13	2.33	(.19)	—	(.19)	13.75	20.26	64,912.67		1.63	47
12/31/22	15.02	.15	(2.39)	(2.24)	(.16)	(1.01)	(1.17)	11.61	(15.82)	59,556	.68[f]	1.25	69
12/31/21	14.13	.13	1.76	1.89	(.15)	(.85)	(1.00)	15.02	14.28	77,232.64		.91	97
12/31/20	13.26	.15	1.64	1.79	(.18)	(.74)	(.92)	14.13	15.61	69,648.68		1.20	113
12/31/19	11.38	.20	2.46	2.66	(.20)	(.58)	(.78)	13.26	24.35	66,059.69		1.62	128
Class IB
6/30/24†	$13.66	.11	1.36	1.47	(.17)	—	(.17)	$14.96	10.80*	$184,993	.45*	.77*	59*
12/31/23	11.54	.17	2.10	2.27	(.15)	—	(.15)	13.66	19.90	160,460.92		1.39	47
12/31/22	14.93	.12	(2.38)	(2.26)	(.12)	(1.01)	(1.13)	11.54	(15.99)	140,892	.93[f]	1.00	69
12/31/21	14.05	.09	1.76	1.85	(.12)	(.85)	(.97)	14.93	14.04	175,233.89		.66	97
12/31/20	13.19	.12	1.63	1.75	(.15)	(.74)	(.89)	14.05	15.32	155,202.93		.93	113
12/31/19	11.33	.17	2.45	2.62	(.18)	(.58)	(.76)	13.19	24.00	123,280.94		1.36	128

* Not annualized.

† Unaudited.

a  Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b  The charges and expenses at the insurance company separate account level are not reflected.

c  Total return assumes dividend reinvestment.

d  Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e  Portfolio turnover includes TBA purchase and sale commitments.

f  Includes one-time proxy cost of 0.01%.

The accompanying notes are an integral part of these financial statements.

18  Putnam VT George Putnam Balanced Fund

Notes to financial statements  6/30/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from January 1, 2024 through June 30, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., a wholly-owned subsidiary of Franklin Templeton
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton and an affiliate of Putnam Management
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam VT George Putnam Balanced Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income. The fund invests mainly in a combination of bonds and common stocks (growth or value stocks or both) of large U.S. companies, with a greater focus on common stocks. For example, the fund may purchase stocks of companies with stock prices that reflect a value lower than that which Putnam Management places on the company. Putnam Management may also consider other factors that Putnam Management believes will cause the stock price to rise. The fund buys bonds of governments and private companies that are mostly investment-grade in quality with intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. The fund may also use derivatives, such as futures, options, warrants and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Putnam VT George Putnam Balanced Fund 19

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for equitizing cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging foreign exchange risk.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the

20 Putnam VT George Putnam Balanced Fund

counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

Securities lending The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending, if any, is net of expenses and is included in investment income on the Statement of operations. Cash collateral is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. At the close of the reporting period, the fund received cash collateral of $4,250,850 and the value of securities loaned amounted to $4,130,230.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

Loss carryover
Short-term	Long-term	Total
$506,922	$318,942	$825,864

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $201,626,081, resulting in gross unrealized appreciation and depreciation of $68,828,327 and $8,922,468, respectively, or net unrealized appreciation of $59,905,859.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 43.8% of the fund is owned by accounts of one insurance company.

Putnam VT George Putnam Balanced Fund 21

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.680%	of the first $5 billion,
0.630%	of the next $5 billion,
0.580%	of the next $10 billion,
0.530%	of the next $10 billion,
0.480%	of the next $50 billion,
0.460%	of the next $50 billion,
0.450%	of the next $100 billion and
0.445%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.255% of the fund’s average net assets.

Effective July 15, 2024, Franklin Advisers was retained by Putnam Management as a sub-adviser for the fund pursuant to a new subadvisory agreement between Putnam Management and Franklin Advisers.

Putnam Management has contractually agreed, through April 30, 2026, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.25% of the average net assets of the equity and asset allocation portion of the fund managed by PIL and 0.20% of the average net assets of the fixed-income portion of the fund managed by PIL.

Effective June 1, 2024, under an agreement with Putnam Management, Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by Putnam Management based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$23,239
Class IB	59,788
Total	$83,027

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $201 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $185, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. Effective August 2, 2024, Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton, will replace Putnam Retail Management Limited Partnership as the fund’s distributor and principal underwriter. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$129,589,912	$130,541,721
U.S. government securities (Long-term)	10,464,334	5,014,897
Total	$140,054,246	$135,556,618

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

22 Putnam VT George Putnam Balanced Fund

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/24		Year ended 12/31/23		Six months ended 6/30/24		Year ended 12/31/23
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	116,074	$1,664,106	187,915	$2,355,037	1,126,850	$16,269,655	994,989	$12,419,900
Shares issued in connection with reinvestment of distributions	63,604	927,343	76,872	919,393	138,236	2,005,797	155,727	1,854,708
	179,678	2,591,449	264,787	3,274,430	1,265,086	18,275,452	1,150,716	14,274,608
Shares repurchased	(371,434)	(5,299,253)	(671,588)	(8,350,535)	(642,575)	(9,227,595)	(1,614,374)	(20,038,478)
Net increase (decrease)	(191,756)	$(2,707,804)	(406,801)	$(5,076,105)	622,511	$9,047,857	(463,658)	$(5,763,870)

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/24
Short-term investments
Putnam Cash Collateral Pool, LLC*	$6,599,250	$16,274,060	$18,622,460	$146,289	$4,250,850
Putnam Short Term Investment Fund Class P‡	11,467,134	28,444,914	28,548,220	331,689	11,363,828
Total Short-term investments	$18,066,384	$44,718,974	$47,170,680	$477,978	$15,614,678
* No management fees are charged to Putnam Cash Collateral Pool, LLC (Note 1). Investment income shown is included in securities lending income on the Statement of operations. There were no realized or unrealized gains or losses during the period.
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations.

The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased equity option contracts (contract amount)	$44,000
Written equity option contracts (contract amount)	$44,000
Futures contracts (number of contracts)	8
Forward currency contracts (contract amount)	$10,000,000

Putnam VT George Putnam Balanced Fund 23

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Statement of assets and liabilities location	Fair value	Statement of assets and liabilities location	Fair value
Foreign exchange contracts	Receivables	$92,375	Payables	$3,386
Equity contracts	Investments, Receivables, Net assets — Unrealized appreciation	530,168 *	Payables, Net assets — Unrealized depreciation	350,569
Total		$622,543		$353,955
* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$(62,109)	$(62,109)
Equity contracts	(10,551)	250,622	—	$240,071
Total	$(10,551)	$250,622	$(62,109)	$177,962
Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted for as hedging instruments under ASC 815	Options	Futures	Forward currency contracts	Total
Foreign exchange contracts	$—	$—	$224,256	$224,256
Equity contracts	128,654	(34,237)	—	$94,417
Total	$128,654	$(34,237)	$224,256	$318,673

24 Putnam VT George Putnam Balanced Fund

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	BofA Securities, Inc.	Citibank, N.A.	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC
Assets:
Futures contracts§	$—	$—	$—	$—	$—	$—	$—	$—
Forward currency contracts#	5,095	20,417	—	7,566	9,406	5,885	6,310	10,081
Purchased options**#	—	—	—	525,356	—	—	—	—
Total Assets	$5,095	$20,417	$—	$532,922	$9,406	$5,885	$6,310	$10,081
Liabilities:
Futures contracts§	—	—	10,415	—	—	—	—	—
Forward currency contracts#	5	103	—	178	—	—	118	102
Written options#	—	—	—	350,569	—	—	—	—
Total Liabilities	$5	$103	$10,415	$350,747	$—	$—	$118	$102
Total Financial and Derivative Net Assets	$5,090	$20,314	$(10,415)	$182,175	$9,406	$5,885	$6,192	$9,979
Total collateral received (pledged)†##	$—	$—	$—	$123,208	$—	$—	$—	$—
Net amount	$5,090	$20,314	$(10,415)	$58,967	$9,406	$5,885	$6,192	$9,979
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$123,208	$—	$—	$—	$—
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—	$—	$—
	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Futures contracts§	$—	$—	$—	$—	$—	$—
Forward currency contracts#	741	5,564	4,715	10,066	6,529	92,375
Purchased options**#	—	—	—	—	—	525,356
Total Assets	$741	$5,564	$4,715	$10,066	$6,529	$617,731
Liabilities:
Futures contracts§	—	—	—	—	—	10,415
Forward currency contracts#	9	2,728	—	19	124	3,386
Written options#	—	—	—	—	—	350,569
Total Liabilities	$9	$2,728	$—	$19	$124	$364,370
Total Financial and Derivative Net Assets	$732	$2,836	$4,715	$10,047	$6,405	$253,361
Total collateral received (pledged)†##	$—	$—	$—	$—	$—
Net amount	$732	$2,836	$4,715	$10,047	$6,405
Controlled collateral received (including TBA commitments)**	$—	$—	$—	$—	$—	$123,208
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including TBA commitments)**	$—	$—	$—	$—	$—	$—
**	Included with Investments in securities on the Statement of assets and liabilities.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement (Note 1).
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts, which is not included in the table above, amounted to $140,997.

Putnam VT George Putnam Balanced Fund 25

Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

26 Putnam VT George Putnam Balanced Fund

Board approval of management and subadvisory agreements (Unaudited)

At its meeting on June 28, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved a new subadvisory agreement (the “New Subadvisory Agreement”) for your fund between Putnam Investment Management, LLC, your fund’s investment adviser (“Putnam Management”), and Franklin Advisers, Inc. (“Franklin Advisers”). Franklin Advisers and Putnam Management are each indirect, wholly owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”).

The Trustees considered the proposed New Subadvisory Agreement in connection with an internal reorganization (the “Reorganization”) whereby the fixed income and Investment Solutions investment operations of Putnam Management were combined with those of Franklin Advisers. Pursuant to the New Subadvisory Agreement, Putnam Management retained Franklin Advisers as sub-adviser for each Putnam equity fund so that, following the Reorganization, the Putnam Management fixed income investment personnel that moved to Franklin Advisers pursuant to the Reorganization (the “Fixed Income Personnel”) could continue to provide certain services that they had historically provided to the Putnam equity funds, including, as applicable, cash management services, currency trading services and portfolio management services (the “Services”). After the Reorganization and the effectiveness of the New Subadvisory Agreement, Putnam Management remains the investment adviser to your fund and the other equity funds pursuant to existing management contracts between the equity funds and Putnam Management (the “Current Management Contracts”), and Putnam Investments Limited (“PIL”) continues to serve as a sub-adviser to your fund and other Putnam funds pursuant to a sub-management contract between Putnam Management and PIL (the “Current Sub-Management Contract”). The Current Management Contracts and Current Sub-Management Contract remain in effect until June 30, 2025, unless the contracts are sooner terminated or continued pursuant to their terms.

In connection with the review process, the Independent Trustees’ independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act) met with representatives of Putnam Management and Franklin Templeton to discuss the contract review materials that would be furnished to the Contract Committee. The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel, requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New Subadvisory Agreement. Over the course of several months ending in June 2024, the Contract Committee met on a number of occasions with representatives of Putnam Management and Franklin Templeton, and separately in executive session, to consider the information provided. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

At the Board of Trustees’ June 2024 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the approval of the New Subadvisory Agreement. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendation.

The Trustees considered that, under the New Subadvisory Agreement, the Fixed Income Personnel would provide any necessary Services to the applicable equity funds in their capacity as employees of Franklin Advisers under generally the same terms and conditions related to the equity funds as such services were previously provided by the Fixed Income Personnel in their capacity as employees of Putnam Management under the Current Management Contracts. The Trustees also considered that Putnam Management would be responsible for overseeing the Services provided to the equity funds by Franklin Advisers under the New Subadvisory Agreement and would compensate Franklin Advisers for such services out of the fees it receives under the Current Management Contracts. The Trustees further noted Putnam Management’s and Franklin Templeton’s representations that Franklin Advisers’ appointment as sub-adviser to the equity funds would not result in any material change in the nature or level of investment advisory services provided to the equity funds and that the management fee rates paid by the equity funds would not increase as a result of the New Subadvisory Agreement. In addition, the Trustees considered that counsel to Franklin Advisers and Putnam Management had provided a legal opinion that shareholder approval of the New Subadvisory Agreement was not required under the 1940 Act.

The Trustees considered that, in connection with their review of your fund’s Current Management Contract and Current Sub-Management Contract over the course of several months ending in June 2023, they had considered information regarding the nature, extent and quality of the services provided to the fund, the fund’s performance, the fund’s management fees and expense ratios, the profitability of Putnam Management and its affiliates in providing services to the fund, whether there had been economies of scale with respect to the management of the fund and other benefits received by Putnam Management and its affiliates as a result of their relationships with the fund. As part of the review process in connection with the consideration of the New Subadvisory Agreement, the Trustees received and reviewed updated information regarding the profitability of Putnam Management and its affiliates, potential economies of scale, other benefits received by Putnam Management and its affiliates as a result of their relationships with the funds, and the performance and expenses of the funds. The Trustees also received, in connection with their review of the New Subadvisory Agreement, certain performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies and information regarding the revenues, expenses and profitability of Franklin Templeton’s global investment management business and its U.S. registered investment company business, which includes the financial results of Franklin Advisers. Given the scope of the Services to be provided pursuant to the New Subadvisory Agreement, the fact that the New Sub-Advisory Agreement would maintain the current level of services received by your fund and the fact that the New Subadvisory Agreement would not impact the fees payable by the fund, since Putnam Management would be responsible for the payment of fees under the New Subadvisory Agreement, the Trustees considered, but did not rely to a significant extent on the information provided to them described in this paragraph in connection with their consideration of the New Subadvisory Agreement.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s Current

Putnam VT George Putnam Balanced Fund 27

Management Contract and was also a significant factor in considering approval of your fund’s New Sub-Advisory Agreement, since the Fixed Income Personnel responsible for managing the fixed income portion of your fund that were employed by Putnam Management prior to the Reorganization would continue to manage the fixed income portion of your fund immediately following the Reorganization as employees of Franklin Advisers pursuant to the New Subadvisory Agreement. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which met on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provided a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. In addition to Putnam Management’s investment process and performance, the Trustees considered aggregate performance information for Franklin Advisers’ fixed income and Investment Solutions investment strategies, and also met with senior investment leadership at Franklin Advisers, including the respective heads of the fixed income and Investment Solutions teams and the Head of Public Market Investments.

The Trustees considered that, in the aggregate, peer-relative and benchmark-relative Putnam fund performance was generally strong in 2023 against a backdrop of largely solid fixed income markets and strong but volatile equity markets, which were characterized by a concentration of performance among large-cap growth stocks. The Trustees also noted that corporate earnings and employment figures continued to generally show strength, underpinning market rallies in 2023, while inflation concerns, Federal Reserve actions to reduce inflation and geopolitical tensions continued to be a focus of investors. For the one-year period ended December 31, 2023, the Trustees considered that the Putnam funds, on an asset-weighted basis, ranked in the 32nd percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted-basis, outperformed their benchmarks by 2.8% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 31st, 21st, and 22nd percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2023, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar, Inc. ratings assigned to the funds, noting that 45 funds were rated four or five stars at the end of 2023, which represented an increase of 5 funds year-over-year. The Trustees also considered that 18 funds were five-star rated at the end of 2023, which was a year-over-year increase of 11 funds, and that 90% of the funds’ aggregate assets were in four- or five-star rated funds at year end.

In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes, as reported in the Barron’s/Lipper Fund Families survey (the “Survey”). The Trustees noted that the Survey ranks mutual fund companies based on their performance across a variety of asset types, and that The Putnam Fund complex had performed exceptionally well in 2023. In this regard, the Trustees considered that The Putnam Fund complex had ranked 1st out of 49 fund companies, 1st out of 47 fund companies and 5th out of 46 fund companies for the one-year, five-year and ten-year periods, respectively. The Trustees also noted that 2023 had marked the seventh year in a row that The Putnam Fund complex had ranked in the top ten fund companies. They also noted, however, the disappointing investment performance of some Putnam funds for periods ended December 31, 2023 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) – Balanced Funds) for the one-year, three-year and five-year periods ended December 31, 2023 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period
Three-year period
Five-year period
1st
1st
1st

For each of the one-year, three-year, and five-year periods ended December 31, 2023, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2023, there were 160, 158, and 150 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Board of Trustees’ Conclusion

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New Subadvisory Agreement represented reasonable compensation in light of the nature and quality of the services that would continue to be provided to the equity funds, and determined to approve the New Subadvisory Agreement for your fund. This conclusion was based on a comprehensive consideration of all information provided to the Trustees and was not the result of any single factor.

28 Putnam VT George Putnam Balanced Fund

© 2024 Franklin Templeton. All rights reserved.	38974-SFSOI 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Accounting Officer

Date: August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 29, 2024

By (Signature and Title):

/s/ Jeffrey White Jeffrey White Principal Financial Officer

Date: August 29, 2024